Accrued expenses and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2025 and June 30, 2026:

	December 31, 2025	June 30, 2026
	RMB	RMB
Professional service fees	12,022	13,328
Refund liability	5,801	4,825
Accrued expenses	549	545
Others	834	1,469
Total	19,206	20,167